Supplementary cash flow information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details for acquisitions
Assets acquired	€ (23,055)	€ (231)	€ (3,770)
Liabilities assumed	2,747
Noncontrolling interests	3,494		567
Non-cash consideration	292	54	61
Cash paid	(16,522)	(177)	(3,142)
Less cash acquired	1,220
Net cash paid for acquisitions	(15,302)	(177)	(3,142)
Cash paid for investments	(2,002)	(14,345)	(5,694)
Cash paid for intangible assets	(4,668)	(8,544)	(26,366)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(21,972)	(23,066)	(35,202)
Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	202,140	629,749	172,201
Proceeds from divestitures	€ 202,140	€ 629,749	€ 172,201